Cash flow information (Tables)	12 Months Ended
Dec. 31, 2025
Cash Flow Information [Abstract]
Schedule of adjustments to reconcile net loss to net cash generated from operations
The following table shows the adjustments to reconcile net loss to net cash generated from operations:

	Year ended December 31,
in € thousand	2025	2024	2023
PROFIT/(LOSS) FOR THE PERIOD	(115,192)	(12,247)	(101,429)

Gain from sale of Priority Review Voucher, net	—	(90,833)	—
Adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations:
Depreciation and amortization	21,750	19,586	17,584
Write-off / impairment fixed assets/intangibles	895	—	(731)
Share-based compensation expense	9,533	7,975	5,111
Income tax expense/(income)	1,073	761	2,800
(Profit)/loss from disposal of property, plant, equipment and intangible assets	432	(266)	(12)
(Profit)/loss from disposal held for sale	—	—	580
(Gain)/loss from MMF investments	(841)	—	—
Provision for employer contribution costs on share-based compensation plans	1,408	(1,594)	(1,659)
Other non-cash (income)/expense	(9,697)	895	(804)
Interest income	(1,803)	(2,362)	(1,210)
Interest expense	41,898	23,984	23,325
Total adjustments to reconcile profit/(loss) for the period to cash generated from/(used in) operations	64,649	48,979	44,984
CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES (EXCLUDING THE EFFECTS OF ACQUISITION AND CONSOLIDATION):
Other non-current assets	446	449	(192)
Long term refund liabilities	—	—	1,136
Other non-current liabilities and provisions	877	(629)	(430)
TOTAL CHANGES IN NON-CURRENT OPERATING ASSETS AND LIABILITIES	1,323	(180)	514
CHANGES IN WORKING CAPITAL (EXCLUDING THE EFFECTS OF ACQUISITION AND EXCHANGE RATE DIFFERENCES ON CONSOLIDATION):
Inventory	1,032	(6,803)	(9,165)
Trade and other receivables	13,326	15,707	(2,855)
Contract liabilities	(2,600)	(2,793)	(3,471)
Refund liabilities	(8,774)	(14,183)	(112,689)
Trade and other payables and provisions	(4,455)	(3,321)	(17,398)
Total changes in working capital	(1,471)	(11,394)	(145,578)
CASH GENERATED/(USED) IN OPERATIONS	(50,691)	(65,674)	(201,509)

Disclosure of reconciliation of liabilities arising from financing activities

	Year ended December 31
in € thousand	2025	2024
BALANCE AS AT JANUARY 1	187,373	176,847
Proceeds of issue	184,015	910
Transaction costs	(10,130)	(944)
Repayments	(171,632)	(3,734)
Revaluations	(209)	(385)
Accrued interest	28,695	22,862
Payment of interest	(17,682)	(19,156)
Exchange rate difference	(21,265)	10,974
BALANCE AS AT DECEMBER 31	179,167	187,373